OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Financial liabilities
Long-term payables for mining rights		¥ 789,420		¥ 749,761
Other financial liabilities		300		19,300
Financial liabilities included in other non-current liabilities		789,720		769,061
Obligations in relation to early retirement schemes		674,835		900,924
Deferred government grants		1,466,656		1,406,122
Deferred gain relating to sales and lease back agreements		193,724		176,774
Provision for rehabilitation		106,769		113,672
Others		6,037		5,837
Other non current liabilities excluding financial liabilities		2,448,021		2,603,329
Other non current liabilities		3,237,741	$ 518,327	3,372,390
Maximum obligation period to pay the early retirement employees' living expenses	5 years
Forecasted increase in benefit plan with reference to the inflation rate and adjusted based on the average death rate in China (as a percent)	3.00%
Retirement benefits under the Group's early retirement schemes
As at January 1,	¥ 996,598	1,147,320
Provision made during the year	767,632	132,044
Interest costs	17,618	84,616
Payment during the year	(343,408)	(367,382)
As at December 31,	¥ 1,438,440	996,598
Non-current		674,835		900,924
Current		¥ 321,763		¥ 537,516